PROPERTY AND EQUIPMENT - Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Lease liabilities [Abstract]
Total lease liabilities	$ 89,709	$ 83,999
Current	13,705	12,121
Non Current	$ 76,004	$ 71,878